Investment property	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
Investment property	Investment property
The Entity uses external appraisers in order to determine the fair value for all of its investment properties. The external appraisers hold recognized and relevant professional qualifications and have vast experience in the types of investment properties owned by the Entity. The external appraisers use valuation techniques such as the discounted cash flows approach, replacement cost approach and income cap rate approach. The techniques used include assumptions, the majority of which are not directly observable in the market, to estimate the fair value of the Entity’s investment property such as discount rates, exit cap rates, long-term NOI, inflation rates, absorption periods and market rents.
The values, determined by the external appraisers annually, are recognized as the fair value of the Entity’s investment property at the end of each reporting period. The appraisers use a discounted cash flow approach to determine the fair value of land and buildings (using the expected net operating income (“NOI”) of the investment property) and a market approach to determine the fair value of land reserves. Gains or losses arising from changes in the fair values are included in the consolidated statements of profit or loss and other comprehensive (loss) income in the period in which they arise.
The Entity’s investment properties are located in México and they are classified as Level 3 in the IFRS fair value hierarchy. The following table provides information about how the fair values of the investment properties are determined (in particular, the valuation techniques and inputs used).

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value/range	Relationship of unobservable inputs to fair value

Buildings and land	Level 3	Discounted cash flows	Discount rate	2023: 7.00% to 12.21% 2022: 7.50% to 12.24% 2021: 7.75% to 12.15%	The higher the discount rate, the lower the fair value.

			Exit cap rate	2023: 6.50% to 8.99% 2022: 6.50% to 8.99% 2021: 6.75% to 8.99%	The higher the exit cap rate, the lower the fair value.

			Long-term NOI	Based on contractual rent and then on market related rents	The higher the NOI, the higher the fair value.

			Inflation rates	Mexico: 3.6% to 4.25%, in 2023 3.4% to 5.0%, in 2022 3.55% to 4.15% in 2021 U.S.: 2.1% to 3.0%, in 2023 2.1% to 3.5% in 2022, 2.3% to 3.0% in 2021	The higher the inflation rate, the higher the fair value.

			Absorption period	12 months of average	The shorter the absorption period, the higher the fair value

			Market related rents	Depending on the park/state	The higher the market rent the higher the fair value

Land reserves	Level 3	Market comparable	Price per acre	Weighted average price per acre is $195,196 in 2023, $239,266 in 2022, $149,153 in 2021.	The higher the price, the higher the fair value.
Fair value sensitivity:
The following table presents a sensitivity analysis to the impact of 10 basis points (“bps”) of the discount rates and exit cap rate and the aggregated impact, in absolute terms, of these two on fair values of the investment properties – land and buildings representing leased land and buildings valued used the discounted cash flows method. An increase/decrease in discount rates and exit cap rate will decrease/increase the building and land valuation as of December 31, 2023, 2022 and 2021:

	December 31, 2023
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$14,622,874	$15,652,178	$36,530,020

	December 31, 2022
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$12,177,562	$20,763,362	$21,538,398

	December 31, 2021
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$15,072,887	$15,978,900	$29,857,968
The table below sets forth the aggregate values of the Entity’s investment properties for the years indicated:

	2023	2022	2021

Buildings and land	$3,167,770,000	$2,657,513,766	$2,167,895,680
Land improvements	16,277,544	7,562,174	7,975,906
Land reserves	138,380,000	208,910,000	133,859,180
	3,322,427,544	2,873,985,940	2,309,730,766
Less: Cost to conclude construction in-progress	(110,263,380)	(135,520,664)	(46,559,825)

Balance at end of year	$3,212,164,164	$2,738,465,276	$2,263,170,941
The reconciliation of investment property is as follows:

	2023	2022	2021

Balance at beginning of year	$2,738,465,276	$2,263,170,941	$2,103,214,762
Additions	259,757,058	292,349,582	109,032,511
Foreign currency translation effect	13,001,109	7,196,797	(3,742,001)
Disposal of investment property	(42,519,100)	(9,743,562)	(109,984,290)
Gain on revaluation of investment property	243,459,821	185,491,518	164,649,959

Balance at end of year	$3,212,164,164	$2,738,465,276	$2,263,170,941
A total of $19,510,889, $23,866,003, and $739,381 additions to investment property related to land reserves and new buildings that were acquired from third parties, were not paid as of December 31, 2023, 2022 and 2021, respectively, and were therefore excluded from the consolidated statements of cash flows for those years.
A total of $15,884,322, $739,381 and $933,571 of 2022, 2021 and 2020 additions were paid during 2023, 2022 and 2021, respectively and were included in the 2023, 2022 and 2021 consolidated statement of cash flows.
During 2023, the Entity reached an agreement to sell a land reserve located in Aguascalientes totaling 914,932 square feet for $5,057,500 and also sold a 313,410 square feet building in Tijuana for $37,000,000, the cost associated with the sales was $42,519,100, generating a loss in sale of investment property of $461,600.
During 2022, the Entity reached an agreement to sell two land reserves located in Queretaro totaling 115,101 square feet for $909,005 and also sold land reserves located in Cd. Juarez totaling 1,297,508 square feet for $13,862,383, the cost associated with the two sales was $9,743,562, generating a gain in sale of investment property of $5,027,826.
During 2021, the Entity reached an agreement to sell four land reserves located in Queretaro totaling 2.1 million square feet for $16,317,539, the cost associated with the sale was $7,395,427, generating a gain in sale of investment property of $8,922,112.
During 2021, the Entity reached an agreement to sell two industrial properties located in Queretaro and Ciudad Juarez totaling 1,371,129 square feet for $108,248,000, the cost associated with the sale was $103,177,437, generating a gain in sale of investment property of $5,070,563.
During 2007, the Entity entered into an agreement to build the Querétaro Aerospace Park, which consists of a Trust created by the Government of the State of Querétaro, as grantor (fideicomitente), Aeropuerto Intercontinental de Querétaro, S. A. de C. V., as a participant for the purposes of granting its consent, Bombardier Aerospace México, S.A. de C.V., as beneficiary (fideicomisario), and BBVA Bancomer, S.A., as Trustee (fiduciario), to which the Entity, through its subsidiary, Proyectos Aeroespaciales, S. de R. L. de C. V. (PAE), adhered as grantee and beneficiary. The Government of the State of Queretaro contributed certain rights to the Trust, including rights to use the land and the infrastructure built by the state of Queretaro, allowing PAE to build and lease buildings for a total period equivalent to the term of the concession granted to the Aerospace Park; the remaining term is approximately 41 years as of December 31, 2023.
PAE is the only designated real estate developer and was granted the right to use the land and infrastructure to develop industrial facilities thereon, lease such industrial facilities to companies in the aerospace and related industries and to collect the rents derived from the lease of the industrial facilities, for a period of time equivalent to the remaining term of the airport concession (approximately 34 years as of December 31, 2023). With respect to such rights, all construction, addition and improvements made by Proyectos Aeroespaciales to the contributed land (including without limitation, the industrial facilities) will revert in favor of the Government of the State of Queretaro at the end of the term of the Trust, for zero consideration.
During 2013, the Entity entered into an agreement with Nissan Mexicana, S.A. de C.V. (“Nissan”) to build and lease to Nissan the Douki Seisan Park (“DSP Park”) located in Aguascalientes, Mexico. The land where the DSP Park is located is owned by Nissan. On July 5, 2012, Nissan created a Trust (Trust No. F/1704 with Deutsche Bank México, S.A. as Trustee) to which the Entity (through one of its subsidiaries, Vesta DSP, S. de R.L. de C.V), is beneficiary and was granted the use of the land for a period of 40 years. The infrastructure and all the related improvements were built by and are managed by the Entity.
Some of the Entity’s investment properties have been pledged as collateral to secure its long-term debt, the long-term debt is secured by 67 investment properties with a carrying amount of $642,470,000.